Condensed Interim Cash Flow Statements (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (16,968)	$ (13,728)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	554	4,151
Interest received	311	624
Interest paid	(79)	(95)
Net cash used in operating activities	(16,182)	(9,048)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(49)	(53)
Investment in restricted bank deposits	(511)	(500)
Maturity of restricted bank deposits	500
Investment in short-term bank deposits	(29,085)	(36,000)
Maturity of short-term bank deposits	31,027	39,000
Net cash generated from (used in) investing activities	1,882	2,447
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares and warrants, net	16,972
Principal elements of lease payments	(612)	(556)
Net cash generated from (used in) financing activities	16,360	(556)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,060	(7,157)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	9,436	29,347
EXCHANGE GAINS ON CASH AND CASH EQUIVALENTS	137	129
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 11,633	$ 22,319